Operating Segments (Details) - Schedule of Reporting on Operating Segments - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Operating Segments (Details) - Schedule of Reporting on Operating Segments [Line Items]
Revenues	$ 37,443	$ 23,590	$ 68,153	$ 51,683	$ 129,339
Gross profit	14,436	7,240	26,275	18,542	46,703
Unallocated corporate expenses	(11,805)	(9,534)	(23,355)	(20,590)	(42,171)
Finance expenses, net	(726)	(1,618)	(2,811)	(3,651)	(6,791)
Income before taxes on income	1,905	(3,912)	109	(5,699)	(2,259)
Proprietary Products [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments [Line Items]
Revenues	34,940	18,607	55,001	41,618	102,598
Gross profit	13,748	6,351	24,585	16,913	44,369
Distribution [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments [Line Items]
Revenues	6,503	4,983	13,152	10,065	26,741
Gross profit	$ 688	$ 899	$ 1,690	$ 1,629	$ 2,334